United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19428

Form 13F File Number:28-12324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       2/09/12
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: 128,277
                                       (thousands)
List of Other Included Managers: None



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FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS  SOLE SHARED   NONE
-------------------------     -------------   --------   -------  -------   -- --- ------  -------  ----  -----  ---

Cooper Industries Ord         Common Stock    G24140108        379     7,000SH     SOLE                              7,000
Abbott Laboratories           Common Stock    002824100        891    15,848SH     SOLE                             15,848
Altria Group Inc              Common Stock    02209S103        223     7,535SH     SOLE                              7,535
Amazon.com                    Common Stock    023135106       7383    42,652SH     SOLE                             42,652
American Express              Common Stock    025816109       1734    36,754SH     SOLE                             36,754
American Tower                Common Stock    03027X100      20419   340,261SH     SOLE                            340,261
Anadarko Petroleum            Common Stock    032511107        885    11,600SH     SOLE                             11,600
Apple Computer Inc            Common Stock    037833100        405     1,000SH     SOLE                              1,000
Athenahealth Inc              Common Stock    04685W103      10462   212,990SH     SOLE                            212,990
Auto Data Processing          Common Stock    053015103        583    10,800SH     SOLE                             10,800
Berkshire Hathaway Cl A       CL A            084670108        803         7SH     SOLE                                  7
Berkshire Hathaway Cl B       CL B            084670207        235     3,075SH     SOLE                              3,075
Cigna                         Common Stock      125509109      550    13,095SH     SOLE                             13,095
Cardionet Inc                 Common Stock    14159L103         24    10,000SH     SOLE                             10,000
Chevron Texaco                Common Stock      166764100      485     4,560SH     SOLE                              4,560
Coca Cola Company             Common Stock      191216100      672     9,608SH     SOLE                              9,608
Colgate-Palmolive Co          Common Stock      194162103      212     2,300SH     SOLE                              2,300
DFC Global Corp               Common Stock    23324T107        271    15,000SH     SOLE                             15,000
DTS Inc                       Common Stock    23335C101       5377   197,390SH     SOLE                            197,390
Destination Maternity Co      Common Stock    25065D100       1414    84,590SH     SOLE                             84,590
Devon Energy New              Common Stock    25179M103        372     6,000SH     SOLE                              6,000
Dunn & Bradstreet Copr. New   Common Stock    26483E100        224     3,000SH     SOLE                              3,000
eBay                          Common Stock      278642103     5605   184,800SH     SOLE                            184,800
Electronic Arts               Common Stock      285512109     2839   137,828SH     SOLE                            137,828
Esco Technologies             Common Stock      296315104      588    20,430SH     SOLE                             20,430
Euronet Worldwide             Common Stock      298736109     3009   162,847SH     SOLE                            162,847
Exxon Mobil                   Common Stock    30231G102       6841    80,715SH     SOLE                             80,715
General Electric              Common Stock      369604103      801    44,748SH     SOLE                             44,748
Genworth Financial Inc        Common Stock    37247D106         92    14,000SH     SOLE                             14,000
Glaxosmithkline Plc           Common Stock    37733W105        230     5,033SH     SOLE                              5,033
Google Inc Class A            CL A            38259P508       1002     1,551SH     SOLE                              1,551
I C U Medical                 Common Stock    44930G107       1290    28,675SH     SOLE                             28,675
Intl Business Machines        Common Stock      459200101      537     2,918SH     SOLE                              2,918
Johnson & Johnson             Common Stock      478160104     2442    37,237SH     SOLE                             37,237
Kimberly Clark                Common Stock      494368103      239     3,252SH     SOLE                              3,252
Kraft Foods Inc               Common Stock    50075N104        298     7,981SH     SOLE                              7,981
Legg Mason Inc                Common Stock      524901105     1016    42,230SH     SOLE                             42,230
McDonalds Corp                Common Stock      580135101      201     2,000SH     SOLE                              2,000
Merck & Co Inc                Common Stock    58933Y105        499    13,230SH     SOLE                             13,230
Microsoft                     Common Stock      594918104     1050    40,430SH     SOLE                             40,430
Netflix Inc                   Common Stock    64110L106      10836   156,387SH     SOLE                            156,387
Northern Trust Corporation    Common Stock      665859104      389     9,800SH     SOLE                              9,800
Oracle                        Common Stock    68389X105        385    15,000SH     SOLE                             15,000
Penn Virginia Corp            Common Stock      707882106      505    95,419SH     SOLE                             95,419
Penn Virginia Res Ptnrs       Com Unit R Lim    707884102      946    37,070SH     SOLE                             37,070
Pfizer Incorporated           Common Stock      717081103      377    17,400SH     SOLE                             17,400
Philip Morris Intl Inc        Common Stock      718172109      591     7,535SH     SOLE                              7,535
T Rowe Price Group            Common Stock    74144T108       3599    63,188SH     SOLE                             63,188
Qualcomm                      Common Stock      747525103    24596   449,660SH     SOLE                            449,660
Rackspace Hosting Inc         Common Stock      750086100     3185    74,045SH     SOLE                             74,045
Wells Fargo & Co. New         Common Stock      949746101      286    10,375SH     SOLE                             10,375
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